Expendable Parts and Supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Material for repair and maintenance	$ 79,424	$ 71,876
Other inventories	3,058	3,101
Expendable parts and supplies, gross	82,482	74,977
Allowance for obsolescence	(657)	(475)
Expendable parts and supplies	$ 81,825	$ 74,502	$ 62,247